Acquisition costs and other expenditure - Interest expense, depreciation and amortisation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquisition costs and other expenditure
Other interest expense	£ (282)	£ (240)	£ (185)
Depreciation and amortisation expense	(1,136)	(288)	(242)
Operating segments
Acquisition costs and other expenditure
Other interest expense	(253)	(201)	(158)
Depreciation and amortisation expense	(1,134)	(286)	(240)
Operations within segments | Asia insurance operations
Acquisition costs and other expenditure
Depreciation and amortisation expense	(228)	(230)	(201)
Operations within segments | Asia asset management
Acquisition costs and other expenditure
Depreciation and amortisation expense	(4)	(3)	(2)
Operations within segments | Jackson (US insurance operations)
Acquisition costs and other expenditure
Other interest expense	(159)	(116)	(56)
Depreciation and amortisation expense	(830)	20	94
Operations within segments | Asset management (US)
Acquisition costs and other expenditure
Depreciation and amortisation expense	(6)	(7)	(3)
Operations within segments | UK and Europe insurance operations
Acquisition costs and other expenditure
Other interest expense	(94)	(85)	(102)
Depreciation and amortisation expense	(61)	(59)	(121)
Operations within segments | UK and Europe asset management
Acquisition costs and other expenditure
Depreciation and amortisation expense	(5)	(7)	(7)
Unallocated to a segment (central or other operations)
Acquisition costs and other expenditure
Other interest expense	(29)	(39)	(27)
Depreciation and amortisation expense	£ (2)	£ (2)	£ (2)